N-2	Feb. 28, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001754927
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-227724
Investment Company Act File Number	811-23385
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	7
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	9
Entity Registrant Name	AXONIC ALTERNATIVE INCOME FUND
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	259-0430
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES	Institutional Shares	Class A Shares
Maximum Initial Sales Charge (Load)(1) Imposed on Purchases (as a percentage of offering price)	None	2.50%
Maximum Contingent Deferred Sales Charge (Load)(as a percentage of offering price or repurchase proceeds, whichever is lower)	None	1.50%(2)

(1)	Institutional Shares are not subject to front-end sales charges. The table assumes the maximum sales load is charged. While neither the Fund nor the Fund’s distributor impose an initial sales charge on Institutional Shares, if you buy Institutional Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.

(2)	A contingent deferred sales charge (“CDSC”) of 1.50% may be assessed on Class A Shares purchased without a sales charge if they are repurchased before the first day of the month of the eighteen-month anniversary in which the purchase falls.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares (i.e., common shares))
Management Fee	1.25%	1.25%
Distribution and Servicing Fee	None	0.75%(3)
Acquired Fund Fees and Expenses	0.07%	0.07%
Other Expenses(4)	1.20%	1.20%
Expense Recoupment(5)	0.31%	0.31%
Total Annual Fund Operating Expenses	2.83%	3.58%

(3)	Class A Shares are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) that will accrue at an annual rate equal to 0.75%. 0.25% of the fee is a shareholder service fee and the remaining portion is a distribution fee. See “Plan of Distribution.”

(4)	Other expenses are estimated for the current fiscal year based on actual expenses from the fiscal year ended October 31, 2023.

(5)	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2025. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$286	$814	$1,367	$2,875
Class A Shares	$752	$1,259	$1,939	$3,744

You would pay the following expenses if you did not redeem your shares:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$286	$814	$1,367	$2,875
Class A Shares	$602	$1,259	$1,939	$3,744

Purpose of Fee Table , Note [Text Block]

The purpose of the example shown above is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly and demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.

Other Expenses, Note [Text Block]	Other expenses are estimated for the current fiscal year based on actual expenses from the fiscal year ended October 31, 2023.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund seeks total return.

Investment Opportunities and Strategies

In pursuing its investment objective, the Fund invests primarily in income-producing instruments. Such instruments may consist of: (i) mortgage-backed securities (“MBS”), including residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”); (ii) other asset-backed securities (“ABS”) and structured credit instruments, including those backed by instruments representing the ownership and cashflows from or financing of various assets (such as assets in the aviation industry and automobiles), collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and collateralized mortgage obligations (“CMOs”) and various commercial and consumer loans (and participations thereon) or receivables held in trust; (iii) whole loans and participations in whole loans, including commercial mortgage mezzanine loans and participations (“Mezzanine Loans”) and whole residential and commercial mortgage loans and participations; and (iv) other income-producing investments, including corporate and bank-issued bonds, loans and participations, and instruments representing the ownership and cashflows from or financing of various assets (including assets in the aviation industry, automobiles and intellectual property royalties).

The Fund may invest a significant portion of its assets directly, or indirectly, Including through one more wholly-owned subsidiaries (“Subsidiaries”), in whole loans. Loans invested in by the Fund may be directly or indirectly originated by the Fund or purchased from one or more other originators and may be purchased on a leveraged basis through the use of reverse repurchase agreements or otherwise. There is no limitation on the amount of the Fund’s investments that may be acquired from a single originator. The Fund has entered into an arrangement pursuant to which the Fund may acquire loans originated by a counterparty with such purchase directly or indirectly financed by the counterparty, and the Fund may enter into other similar agreements in the future. Such arrangements create leverage in the Fund’s portfolio and subject the Fund to the risks associated with leverage and the risk that the counterparty will default on its obligations thereunder or that the Fund will not be able to meet its obligations to the counterparty.

Instruments acquired by the Fund may be fixed, floating or inverse floating; interest-only or principal-only (i.e., stripped securities); of any maturity or no maturity; senior or subordinate (including equity tranches of structured credit instruments); and/or secured or unsecured. There is no limit on the amount of Fund assets that may be invested in the junior debt, residual or equity tranches of any of the structured finance vehicles (including CLOs and CMBS) in which the Fund may invest. The Adviser may take an active involvement in the structuring and formation of certain CLO and CMBS investments and the Fund may take significant stakes in CLO and CMBS equity and junior debt tranches. When the Fund makes a significant primary market investment in a particular CLO or CMBS equity tranche, it generally expects to be able to influence certain of the transaction’s key terms and conditions. The Adviser believes that the protective rights associated with holding a majority position in a CLO or CMBS equity tranche (which may include, without limitation, the ability to call the transaction after the non-call period, to refinance/reprice certain debt tranches after a period of time and to influence potential amendments to the governing documents of the transaction) may reduce the Fund’s risk associated with these investments and/or enhance the investment’s potential return.

The Fund’s investments may be of any credit quality, including, without limitation, investments that are distressed (i.e., where a borrower is demonstrating adverse financial conditions and/or negative repayment trends but has not yet defaulted) or in default, unrated or rated below investment grade (commonly referred to as “high yield” or “junk” instruments). The Fund’s investments may be issued by U.S. and non-U.S. issuers. There is no limit on the percentage of the Fund’s assets that may be invested in the securities or loans of non-U.S. issuers or obligors, including, without limitation, securities of emerging markets issuers and obligors. Fund investments may also include private placement debt securities. The Fund may often be the sole buyer of such securities designed for purchase by the Fund. The Fund also may invest in real estate investment trust (“REIT”) stocks and other equity securities and indices.

In addition, for speculative or hedging purposes, the Fund may use various cleared and uncleared over-the-counter and exchange-traded derivatives, including swaps (such as total return swaps), options, swaptions, structured notes (such as CLNs), futures and forward agreements on financial instruments, equity securities and indices, debt instruments and indices, government securities, treasuries, currencies and commodities.

The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

To the extent permitted by the 1940 Act, the Fund’s positions may be leveraged, and may be financed by various sources of funding, including bank lines, margin trading, short positions, derivatives (including total return swaps and forward transactions), reverse repurchase arrangements and participations.

The Fund may invest in private funds (i.e. hedge funds and private equity funds) that rely on the exclusion from the definition of “investment company” in Section 3(c)(1) or 3(c)(7) of the 1940 Act. The Fund will limit any investments in such entities to no more than 15% of the Fund’s total net assets. Notwithstanding this limitation, the Fund may invest, without limitation, in structured finance vehicles, CDOs, CLOs or entities other than hedge funds and private equity funds not traditionally considered pooled investment vehicles, certain of which may, in some cases, rely on Section 3(c)(1) or 3(c)(7).

The Fund may invest in all money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (collectively, “Cash Positions”). The Fund may invest in Cash Positions at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available.

Portfolio Composition

Commercial Mortgage-Backed Securities. CMBS are fixed income instruments that may be secured by interests in a single mortgage loan or a pool of mortgage loans that are secured by multifamily or commercial properties, such as industrial and warehouse properties, office buildings, retail space and shopping malls, cooperative apartments, hotels and motels, nursing homes, hospitals, trailer parks and senior living centers.

Whole Loans. Whole loans involve the direct acquisition by the Fund of unsecuritized mortgage loans, including non-qualified mortgages, purchased from originators or warehouse providers. Unlike its investments in the mortgage-related securities described above, the Fund will have beneficial and record ownership of the whole loans purchased by it. The Fund may invest in loans bearing either fixed or adjustable interest rates. Loans may be non-performing and the Fund may engage one or more third parties to restructure a loan or foreclose on the related mortgage or other collateral. The Fund may acquire defaulted, distressed, non-performing or under-performing loans or properties or options to acquire the foregoing. The Fund may also seek a third-party purchaser for such loans or options and may finance the purchase by such third party.

REIT and Other Equities. The Fund may invest in equities and related securities such as exchange traded funds (“ETFs”) and equity indices. Equity investments may include indices, ETFs or public or private companies, and may be effected directly in common or preferred stocks, or indirectly or through warrants, options or other derivatives. In general, equity positions are expected primarily to focus on financially-related companies such as mortgage, commercial and other REITs; title, financial guaranty and other insurers and reinsurers; banks; marketplace and other lenders; mortgage originators; mortgage and other loan servicers; and homebuilders. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies.

Asset-Backed Securities. Asset-backed securities (“ABS”) are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment sales or loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Residential Mortgage-Backed Securities. RMBS are fixed income instruments that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property. RMBS may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade or unrated. The Fund acquires RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans. The investment characteristics of RMBS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying residential mortgage loans or other assets generally may be prepaid at any time.

Structured Investments. Mortgage-related instruments include, but are not limited to, any security, loan, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages, including Real Estate Mortgage Investment Conduits (“REMICs”), which could include resecuritizations of REMICs (“Re-REMICs”), mortgage pass-through securities, inverse floaters, CMOs, CLOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (generally interest-only and principal-only securities), mortgage-related asset backed securities and mortgage-related loans (including through participations, assignments, originations and whole loans), including commercial and residential mortgage loans. Exposures to mortgage-related assets through derivatives or other financial instruments will be considered investments in mortgage-related assets.

Collateralized Mortgage Obligations. Each class of a CMO (often referred to as a “tranche”) is a debt obligation secured by a pool of mortgage loans pledged as collateral that is legally required to be paid by the issuer, regardless of whether payments are actually made on the underlying mortgages. In a CMO, bonds or certificates are issued in multiple classes. Each class of a CMO is issued at a specific coupon rate and has a stated maturity or final distribution date. CMO residuals generally represent the interests in any excess cash flow from a CMO remaining after the CMO makes required payments of principal and interest to the CMO bondholders and has paid the CMO’s administrative expenses.

Other types of asset-backed securities include CDOs and CLOs and other similarly structured securities.

Collateralized Debt Obligations. The term “CDO” refers to a class of debt or equity securities issued by an entity that owns a pool of assets. The payments to the holders of those CDO securities depend primarily on the cash flows generated by the assets owned by the issuer of the CDO. A synthetic CDO typically is backed by collateral in the form of an over-the-counter derivatives contract in which a portfolio of CDOs are the reference underlying securities.

Collateralized Loan Obligations. CLOs are limited recourse obligations of the issuer payable solely from the cashflow obligations of corporate borrowers that represent the underlying assets. Consequently, holders of the notes must rely solely on distributions of cashflows for the payment of principal and interest on their particular notes. If distributions of cashflows are insufficient to make full payment on a particular note, no other assets are available from which to pay any deficiencies. Investments in CLOs may include investments in income notes (a type of fixed income investment that produces interest income) and other residual interests. Among other things, CLO investments may take the form of (i) anchor CLO equity, (ii) risk retention capital, and (iii) equity for loan accumulation facilities or warehouse facilities to CLO managers.

Stripped Mortgage-Related Securities. Stripped mortgage-related securities (“SMRS”) usually are collateralized by a pool of mortgages or a pool of mortgage-backed bonds or pass-through securities. SMRS usually are structured with two classes that receive different proportions of the principal and interest payments from the underlying assets. A common type of SMRS has one class receiving some of the interest and most of the principal, while the other class receives most of the interest and some of the principal. In the most extreme case, one class of interest-only securities (“IOs”) receives all of the interest payments from the underlying assets and one class of principal-only securities (“POs”) receives all of the principal payments from the underlying assets.

Commercial Mortgage Mezzanine Loans and Participations. Mezzanine loans are secured by one or more direct or indirect ownership interests (which may be only partial ownership interests) in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more commercial properties and interests therein (“Mezzanine Loans”), such as industrial and warehouse properties, office buildings, retail space and shopping malls, cooperative apartments, hotels and motels, nursing homes, hospitals, trailer parks and senior living centers. Purchasing mezzanine loans may require entering into intercreditor agreements, co-lender agreements and undertaking duties as a directing lender, including directing foreclosure proceedings, and may require the Fund and any transferee to have a minimum net worth and total assets. Participations in mezzanine loans are participations from the participating lender. The Fund may purchase participations or serve as the participating lender.

Pass-Through Mortgage-Related Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments may be generated by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities, such as securities issued by the Government National Mortgage Association (“GNMA”), are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not a mortgagor actually makes the payment.

Adjustable-Rate Mortgage Securities. Adjustable-rate mortgage securities (“ARMS”) bear interest at a rate determined by reference to a predetermined interest rate or index. ARMS may be secured by fixed-rate mortgages or adjustable-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. The adjustable-rate mortgages that secure ARMS will frequently have caps that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase.

High Yield Securities. The Fund may invest in below investment grade securities. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB or lower by S&P or of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization (“NRSRO”), or if unrated, considered by the Adviser to be of comparable quality. There is no minimum credit quality for securities in which the Fund may invest. Accordingly, the Fund may invest without limit in securities rated as low as D by S&P or of equivalent quality rating from another NRSRO or that are unrated securities of comparable quality.

International Securities. The Fund may invest in the securities of non-U.S. issuers, including direct investments in companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets. The Fund may invest, without limit, in securities of companies in developed, developing or emerging markets.

Credit Derivatives. The Fund may invest in credit derivatives, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may include one or more debtors or indices, such as CMBX and CDX. Payments under credit derivatives may be made during the exercise period of the contracts. Payments under many credit derivatives are triggered by credit events such as bankruptcy, default, restructuring, failure to pay, cross default or acceleration, interest shortfalls, principal shortfalls or writedowns, etc. Such payments may be for notional amounts, actual losses or amounts determined by a formula. The CMBX and CDX indices are administered by Markit Group Limited. The credit derivatives in which the Fund invests may include, among other things, CLNs and total return swaps.

The Investment Process

Axonic’s investment strategies primarily focus on generation of income and other gains while seeking to minimize the adverse effects of rising interest rates by utilizing both top-down and bottom-up analysis during the fundamental research phase and focusing on key sources of risk during the portfolio construction and ongoing portfolio management phases. Axonic’s investment strategy relies on three primary components: (i) the Adviser’s ability to identify and purchase appropriate securities; (ii) an intensive analytical approach to risk management and portfolio construction; and (iii) the Adviser’s ability to construct a blended portfolio of risk-based assets and hedges with a return profile over time that demonstrates increased total return while mitigating discrete risks.

Idea Generation/Security Analysis

The Adviser’s idea generation and sourcing process seeks to identify repeatable themes that can meet the Fund’s investment objective, using a fundamental and data driven approach during the fundamental research process. The Adviser applies various trading models developed by the Adviser to evaluate prospective instrument. In addition, the Adviser’s portfolio managers and analysts regularly monitor market conditions, trade flows, and trade execution to understand current market trends and investment opportunities.

Portfolio Construction

The Adviser carries out the Fund’s investment process and risk control procedures by applying various valuation tools, including the Adviser’s own risk and valuation pricing engine. In particular, the Adviser believes that attractive risk-adjusted returns can be produced by systematically discovering misvalued credit risk, structural nuances and other opportunities in income-producing investments. The Adviser will attempt to take advantage of the inefficiencies that result from, among other things: (i) inconsistency of performance across deals, issuers, and sectors; (ii) heterogeneity of securities from both a collateral and structural perspective; and (iii) structural complexity. During the portfolio construction phase, the Adviser specifically focuses on minimizing or capitalizing on changes in key sources of risk for structured credit, including: prepayment rates, default rates, loss severity, regulation and legislation risk, and price/yield change risk. The Adviser seeks to achieve lower portfolio volatility by diversifying exposure to these risk sources.

Portfolio Management

After the portfolio construction phase, the Adviser will actively reallocate the portfolio among different risks in an effort to adapt to new fundamental or technical conditions. The Adviser will attempt to consistently achieve attractive risk-adjusted returns through a complex bottom-up evaluation process of individual securities as well as the top-down nature of optimal portfolio construction and hedging.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

The risks below include risks associated with investments in the Fund specifically, as well as risks generally associated with investment in a fund with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s. Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund.

Principal Risks of Investing in the Fund

●	Commercial Mortgage-Backed Securities Risks. The Fund may invest in tranches of CMBS transactions, ranging from the most senior tranches to the most subordinated tranches, any of which may be unrated. The collateral underlying CMBS generally consists of mortgage loans secured by income-producing property or other CMBS. Performance of a commercial mortgage loan and the market value of a commercial property both depend primarily on the net income generated by the underlying mortgaged property. As a result, income generation will affect both the likelihood of default and the severity of losses with respect to a commercial mortgage loan. Successful management and operation of the related business (including property management decisions, such as pricing, maintenance and capital improvements) will have a significant impact on the performance of commercial mortgage loans. Issues such as tenant mix, success of tenant business, property location and condition, competition, increases in interest rates, real estate taxes and other operational expenses, general or local economic conditions and/or specific industry segments, declines in real estate values, declines in rental or occupancy rates and civil disturbances, changes in governmental rules, regulations and fiscal policies, acts of God, social unrest and insurance coverage are among the factors that may impact both performance and market value. The value of commercial real estate is also subject to limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosures and rights of redemption. Higher CMBS delinquency rates resulting from the economic impacts of unforeseen events on CMBS, could also adversely affect the Fund’s investments.

Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity, and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying CMBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral except in the case of borrowers acting fraudulently or otherwise illegally. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the CMBS are likely to be adversely affected to some degree depending upon the seniority of the notes within a securitization’s capital structure.

The ultimate extent of the loss, if any, to the subordinated classes of CMBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related CMBS. Revenues from the assets underlying such CMBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court-appointed receiver to control collateral cash flow.

●	Concentration in Certain Mortgage-Related Assets Risks. The risks of concentrating in mortgage-related assets, including RMBS (agency and non-agency), CMBS, CLOs, and other mortgage-backed securities include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.

●	REIT Risks. Investments in REITs and in securities of other companies principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry generally. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. In addition, due to recent changes in tax laws, certain tax benefits of REITs may not be passed through to Fund shareholders. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

●	Asset-Backed Securities Risks. Asset-backed securities are subject to credit risk, interest rate risk and, to a lesser degree, prepayment risk. Asset-backed securities may also be subject to additional risks in that, unlike some mortgage-backed securities, asset-backed securities do not have the benefit of a security interest in the related collateral. Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Asset-backed securities typically experience credit risk. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities because of the inability to perfect a security interest in such collateral.

●	Residential Mortgage-Backed Securities Risks. In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. Mortgage-backed securities may be issued by governments or their agencies and instrumentalities, such as, in the United States, Ginnie Mae, Fannie Mae and Freddie Mac. They may also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. In addition, mortgage-backed securities may be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement.

The rate of prepayments on underlying mortgages affects the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity beyond what was anticipated. Further, different types of mortgage-backed securities are subject to varying degrees of prepayment risk. Finally, the risks of investing in such instruments reflect the risks of investing in real estate securing the underlying loans, including the effect of local and other economic conditions, the ability of tenants to make payments, and the ability to attract and retain tenants.

Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools may be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund may invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

●	Aircraft and Aviation Industry Risk. The Fund may invest in securities collateralized or otherwise backed by assets in the aviation industry, including commercial aircraft and loans and leases thereof (“Aviation Assets”). Certain events (“Aviation Impact Events”) may have a direct and indirect impact on the value of the Fund’s Aviation Assets, including: (i) economic declines and recessions; (ii) geopolitical conflict; (iii) the price of petroleum; (iv) the availability of more attractively priced and/or more efficient aircraft; (v) price discounting by manufacturers of new aircraft; (vi) obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards); (vii) the negative effects (including the related press coverage and negative public perception) of aircraft incidents, aerial catastrophes, aircraft disasters and other aviation accidents involving highly publicized commercial airlines and aviation manufacturers, whether as a result of mechanical, electrical, airframe or human failure; and (viii) the occurrence or threat of pandemic, terrorism. Each of the foregoing Aviation Impact Events can have a material effect on aircraft values, especially in the short term, but the effect may also be long-term or permanent. Most of these Aviation Impact Events either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms. Changes in the economic and public health situation, which can result in widespread travel restrictions and reduced travel demand at times, may have adverse effects on the value and liquidity of aircraft securitizations. To the extent an investment is collateralized or otherwise backed by assets in the aviation industry that are located outside the United States, such investment will be subject to the risks associated with non-U.S. investments, including risks of exposure to government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets.

With respect to risks related to particular aircraft and securities related to the same, values and income may be adversely affected by: (i) manufacturers merging or exiting the industry or ceasing to produce the aircraft; (ii) the particular operating and maintenance experience of the aircraft; (iii) the number of operators ordering or using the aircraft; (iv) whether and the extent to which the aircraft is subject to lease; (v) regulatory and legal requirements applicable to the aircraft’s operation, maintenance, sale or lease including, without limitation, airworthiness directives; (vi) market positioning and use of the aircraft; and (vii) other developments related to specific sales, leases or maintenance arrangements for the aircraft.

With respect to risks associated with the commercial aviation industry generally, economic declines and recessions, geopolitical conflict, the price of petroleum, the availability of more attractively priced and/or more efficient aircraft, price discounting by manufacturers of new aircraft, obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards), declines in travel (whether as a result of government restrictions or changes in consumer preferences), and the occurrence or threat of pandemic, terrorism or war can have a material effect on aircraft values, especially in the short term, but the effect may be long-term or permanent.

The realization of any of the foregoing risks with respect to aircraft or the airline industry generally will adversely affect the ability or perceived ability of obligors to make payments on aircraft-related debt securities, any of which will cause declines in the value of the securities and the receipt of payments therefrom.

●	Structured Investments Risks. The Fund may invest in entities organized and operated for the purpose of restructuring the investment characteristics of other debt securities, which may include CDOs, CLOs and CMOs. These investments will typically consist of equity or subordinated debt securities issued by a private investment fund that invests, on a leveraged basis, in debt instruments, including primarily senior loans and high-yield bonds and mortgage-backed securities and asset-backed securities, directly or through total rate of return swaps or other credit derivatives. The cash flow on the underlying instruments may be apportioned among the newly issued security to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to such securities is dependent on the extent of the cash flow on the underlying instruments. Because the Fund will not own these assets directly, they will not benefit from rights that holders of the assets have, including indemnification and voting rights.

Exposure to structured finance securities entails various risks: credit risks, liquidity risks, prepayment risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.

Structured finance securities are also subject to the risk that the servicer fails to perform. Structured finance securities are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such structured finance securities, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the structured finance instrument) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such structured finance securities.

Most structured investments are issued in multiple tranches that offer investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed or asset-backed instrument has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund may invest in subordinated/equity tranches, which are typically unrated and may be highly leveraged, which magnifies the risk of loss on such investments. As a result, investment in subordinated/equity tranches of structured investments may expose the Fund to a greater risk of loss.

The Fund may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed instruments and interest-only mortgage-backed or asset-backed instruments. The Fund expects that investments in the lowest tranche of or subordinate mortgage-backed and other asset-backed instruments will be subject to the greatest risks of losing part or all of their values, which could arise from delinquencies and foreclosures, thereby exposing the Fund’s investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.

With respect to risk retention tranches (i.e., eligible residual interests initially held by the sponsors of CMBS and other eligible securitizations pursuant to rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, as amended (the “U.S. Risk Retention Rules”)), a third-party purchaser, such as the Fund, must hold its retained interest, unhedged, for at least five year following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.

In addition, there is limited guidance on the application of the U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the U.S. Risk Retention Rules (the FDIC, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban

Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the U.S. Risk Retention Rules will not change.

Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the U.S. Risk Retention Rules. Such Risk Retention Agreements may include a variety of representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach.

Some of the loans underlying the CDOs, CLOs and other types of structured securities in which the Fund may invest may be “covenant-lite” loans, which contain fewer or less restrictive constraints on the borrower than certain other types of loans. In a covenant-lite loan, the covenants that require the borrower to maintain certain financial ratios are eliminated altogether, and lenders are left to rely only on covenants that restrict a company from incurring or actively engaging in certain action. A covenant that only restricts a company from incurring new debt cannot be violated simply by a deteriorating financial condition. Instead, the company must take affirmative action in order to breach it. The impact of such covenant-lite loans may be to delay a lender’s ability to take control over troubled deals, which could impose a greater risk of loss on such investments as compared to investments that provide exposure to loans with additional or more conventional covenants.

●	Direct Lending/Origination Risk. The Fund may invest in loans or privately placed debt securities, either of which may be directly or indirectly originated by the Fund or purchased from originators. To the extent that the Fund is the sole lender or investor in privately offered debt, the Fund will hold a promissory note or the equivalent and will be responsible for the expense of servicing the accompanying debt, including, without limitation, determining and/or monitoring the security for the debt and, if necessary, taking legal action to foreclose on the secured position. In such a case, the Fund is at risk for impairment of the security for the loan or debt security, expenses of foreclosure, and the potential failure of foreclosure to cover any unpaid principal or interest on the applicable debt. The Fund’s exposure to a direct loan, whether originated or purchased by the Fund, may exceed the exposure the Fund would have had had it purchased one or more similar investments in the secondary market with a third party issuer and servicer. Similarly, risks of such loans or debt securities are generally greater that similar syndicated or publicly offered debt, since responsibility and expense of collection and foreclosure, if necessary, falls on the holder. In addition to the foregoing, the availability of opportunities for the origination or acquisition of private debt securities, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions, and the illiquidity and inefficiency of private lending and private debt securities markets may also negatively impact the value of these kinds of investments. Finally, competition for originations of and investments in loans and private debt securities may lead to the price of such assets increasing, or make it more difficult to identify or successfully implement desirable investment opportunities. For more information, see “Commercial and Residential Mortgages and Loans Risks” below.

●	Interest Rate Risk. In the decade leading up to 2022, the U.S. experienced historically low interest rates. Since 2022, however, interest rates have risen steadily as central banks such as the Federal Reserve have been increasing interest rates as part of their efforts to address rising inflation. There is a risk that prolonged increased interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, some fixed income securities may experience increased volatility and may lose value, which could adversely impact the Fund’s net asset value. Rising interest rates could also impair the ability of borrowers to service interest payment obligations and make principal loan repayments, which could adversely impact the Fund’s net investment income and its distributions to Shareholders.

Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed in-come securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may attempt to minimize the exposure of the portfolios to interest rate changes through the use of interest rate swaps, interest rate futures and/or interest rate options. However, there can be no guarantee that such hedges will be implemented and, if implemented, will be successful in mitigating the impact of interest rate changes on the portfolios.

Interest rate increases may result in periods of volatility and cause the value of the fixed income securities held by the Fund to decrease, which may result in substantial withdrawals from the Fund that, in turn, force the Fund to liquidate such investments at disadvantageous prices negatively impacting the performance of the Fund. In addition, if the Fund borrows money to finance shareholder redemptions, interest on that borrowing will negatively affect remaining shareholders by increasing Fund expenses and reducing any net investment income.

●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

●	Borrowing Risks and Leverage Risks. Certain transactions, including, for example, forward commitment purchases, inverse floaters, loans of portfolio securities, repurchase agreements (or reverse repurchase agreements), and the use of some derivatives, can result in leverage. In addition, the Fund may create leverage by borrowing money. Leverage generally has the effect of increasing the amounts of loss or gain the Fund may realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the Fund. There is a risk of loss in excess of invested capital. The use of leverage may also require the Fund to liquidate its other holdings at disadvantageous times and prices in order to satisfy repayment, interest payment or margin obligations or to meet asset segregation or coverage requirements. Money borrowed will be subject to interest and other costs (including commitment fees and/or the cost of maintaining minimum average balances). Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. The Fund may borrow money through a credit facility or other arrangements for investment purposes, to satisfy Shareholder repurchase requests, and to provide the Fund with liquidity. The amount the Fund may borrow is limited by the provisions of Section 18 of the 1940 Act, which requires a fund to have net asset coverage of 300% of the amount of its indebtedness, including amounts borrowed. As a result, the value of the Fund’s total indebtedness may not exceed one-third of the value of the Fund’s total assets, including the value of the any assets purchased using the proceeds of the indebtedness. However, subsequent drops in asset values may magnify losses or totally eliminate the Fund’s equity in a leveraged investment.

●	Commercial and Residential Mortgages and Loans Risks. Investing in loans, including commercial and residential mortgage loans, involves the general risks typically associated with investing in traditional fixed-income securities (including interest rate and credit risk) and certain additional risks and special considerations (including the risk of principal prepayment and with respect to commercial and residential mortgage loans, the risks of investing in real estate. Any of these risks may be realized with respect to an individual mortgage or loan, or can be realized across local, regional, national or worldwide markets, any of which would adversely affect the performance and market value of applicable mortgages or loans. In unfavorable market conditions, delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand may reduce liquidity in the secondary market, which adversely affects market values while potentially compounding or extending adverse market conditions. In cases where mortgages or loans cease performing, the holder may lose money in a restructuring or sale of the applicable instrument, or experience losses due to foreclosure. With respect to foreclosure, the Fund’s losses could derive from value lost in a sale or because the Fund becomes the owner of all or a portion of collateral, in which case Fund would bear the costs and liabilities of owning, holding or disposing of the applicable property.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.

The Fund may also experience difficulty disposing of loans, which do not trade in a liquid market and typically can only be sold to a limited universe of institutional investors. The absence of a liquid market for these instruments could adversely impact their value and may inhibit the Fund’s ability to dispose of them at times when it would be desirable to do so, including in response to particular economic events, such as a deterioration in the creditworthiness of the borrower. Because they do not trade in a liquid market residential loans may also be difficult for the Fund to value.

Investing in loans may subject the Fund to greater levels of credit risk, call risk, settlement risk and liquidity risk than other types of fixed income instruments. Transactions involving loans may also involve greater costs than transactions involving more actively traded securities. In addition, a number of factors, including restrictions on transfers, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may make it more difficult for the Fund to acquire, dispose of or accurately price such instruments compared with other types of investments. As a result, the Fund may not be able to realize the full value for loans and there may be extended delays in the Fund’s receipt of proceeds from the sale of a loan, which could adversely impact the Fund’s performance. Because transactions in many loans are subject to extended trade settlement periods, proceeds from the sale of a loan may not be immediately available to the Fund. As a result, proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s share repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. The Fund may invest in loans directly or indirectly, including through one or more wholly-owned subsidiaries.

The Fund may, directly or indirectly, purchase U.S. residential mortgages that do not satisfy the U.S. Consumer Financial Protection Bureau’s (“CFPB”) definition for a “qualified mortgage” (or similar definitions of other regulators) as well as qualified mortgages and secured or unsecured consumer loans. Purchasers of non-qualified mortgages may be subject to borrower defenses and claims (whether or not the purchaser was at fault) that may not be available to qualified mortgage borrowers. In addition, purchasers and originators of residential mortgage loans or consumer loans may be subject to enforcement and other actions by the CFPB or other regulators, class action lawsuits by mortgagors or borrowers and actions by governmental authorities. The Fund may directly or indirectly purchase residential or commercial mortgage loans and consumer or commercial loans from various originators and, in certain cases, may engage and rely on third party due diligence firms to determine whether these loans are originated to acceptable standards. Such third-party due diligence firms generally will be exculpated from liability (except for their own fraud) and the Fund may not discover any failures by such firms until many years following the acquisition of such loans. The Fund may have lender liability under these loans, even if it did not act as the originator, and borrowers may have defenses to payment, including that the loans violate applicable usury law or that the Fund does not have the proper licenses to originate, acquire or hold the loans. Usury and other violations of applicable law (which may be criminal law) may allow borrowers to recover amounts paid and additional amounts as a penalty, may void the enforceability of the loan, and may subject the Fund to adverse regulatory actions, penalties and punitive damages. While the Fund may have a claim against the relevant originator for a breach of a representation or warranty made or guaranteed by the Fund for which the Fund has liability, such claim may not be economically viable. The Fund may be required to obtain licenses or qualify in those jurisdictions in which the borrowers under these loans or in which the properties secured by the loans are located, and the failure to obtain and maintain those licenses and qualifications may limit the ability of the Fund to continue to hold these loans or exercise remedies in respect thereof as well as subjecting the Fund to sanctions and/or monetary penalties from relevant regulatory authorities. Certain states may require, or may in the future require, purchasers or holders of certain loans, including residential mortgage loans and unsecured consumer loans, to be licensed or registered in order to purchase, hold or foreclose such loans, or, in certain states, to collect a rate of interest above a specified rate. To the extent required or determined to be necessary or advisable by the Fund, the Fund will take appropriate steps intended to address any applicable state licensing requirements, which may include acquiring and holding such loans through structures designed to preempt state licensing laws, in order to pursue its objectives and strategies.

Despite the Fund’s efforts to manage credit risk related to the residential mortgage loans the Fund acquires, there are many aspects of credit risk that the Fund cannot control. The Fund’s due diligence process may not be effective at preventing or limiting compliance violations or borrower delinquencies and defaults, and the loan servicing companies that service the mortgage loans may not comply with applicable servicing regulations or investor requirements. Prior to acquiring loans, the Fund will perform due diligence and the Fund will rely on resources and data available to it from the seller, which may be limited. The Fund’s due diligence efforts may not detect matters that could lead to losses. If the Fund’s due diligence processes are not adequate, and the Fund fails to detect certain loan defects or compliance issues related to origination, the Fund may incur losses. The Fund could also incur losses if a counterparty that sold the Fund a loan is unwilling or unable (e.g., due to its financial condition) to repurchase that loan or asset or pay damages to the Fund if the Fund determines subsequent to purchase that one or more of the representations or warranties made to the Fund in connection with the sale was inaccurate. There may be less readily available information about loans and their underlying borrowers than is the case for other types of investments and issuers. In addition, because loans may not be considered “securities,” investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

The mortgage loans that the Fund purchases may be concentrated in a specific state or states. Weak economic conditions in these locations or any other location (which may or may not affect real property values), may affect the ability of borrowers to repay their mortgage loans on time. Properties in certain jurisdictions may be more susceptible than homes located in other parts of the country to certain types of uninsurable hazards, such as earthquakes, floods, hurricanes, wildfires and other natural disasters. Declines in the residential real estate market of a particular jurisdiction may reduce the values of properties located in that jurisdiction, which would result in an increase in the loan-to-value ratios. Any increase in the market value of properties located in a particular jurisdiction would reduce the loan-to-value ratios of the mortgage loans and could, therefore, make alternative sources of financing available to the borrowers at lower interest rates, which could result in an increased rate of prepayment of the mortgage loans.

●	Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; allocate a limited investment opportunity among more than one client for whom the investment may be suitable; and acquire material non-public information or otherwise be restricted from trading in certain potential investments.

●	Subsidiary Risk. The Fund may invest either directly or indirectly through Subsidiaries. By investing through one or more Subsidiaries, if any, the Fund is exposed to the risks associated with the Subsidiaries’ investments (which risks are generally the same as the investment risks described in this prospectus applicable to the Fund). Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. However, the Fund will wholly own any Subsidiary and the Board will have oversight responsibility for the investment activities of the Fund, including the Fund’s investments in any Subsidiary, and the Fund’s role as the sole shareholder of any Subsidiary. The assets of any Subsidiaries and the assets of the Fund, taken as a whole, will be subject to the same investment restrictions and limitations. As a result, investments held through a Subsidiary will be taken into account in determining compliance with the investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, affiliated transactions, and the timing and method of the valuation of any Subsidiary’s portfolio investments. Changes in the laws of the United States and/or any jurisdiction in which a Subsidiary is formed, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.

●	Corporate and Other Debt Obligations Risks. The Fund may invest its assets in debt obligations, which include interests in loans to entities or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans that are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in financial instruments secured or backed by whole commercial, consumer and other loans and lease contracts. These loans may bear fixed or floating rates. Syndicated loans have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”). Borrowers may include corporations, partnerships, trusts and sovereigns (including Indian tribes) and their affiliates. Obligations of sovereigns and their affiliates may be difficult or impossible to enforce.

In certain cases, the rights and obligations acquired by the Fund through the purchase of an assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan in which it has purchased a Participation, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In addition, in connection with purchasing Participations, the Fund generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the Participations. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

Investments in Participations and Assignments involves additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Participations may also have the risk that the counterparty to the Participation defaults or becomes insolvent.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, in which case it would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

A syndicated loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Fund may have difficulty disposing of Assignments or Participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for the Fund to assign a value to Assignments or Participations when valuing the Fund’s securities and calculating its net asset value.

The loans acquired by the Fund may be unsecured or undersecured. In addition, in the event of the insolvency of the selling institution, under the U.S. laws, the Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, a secured loan. Consequently, the Fund may be subject to the credit risk of the selling institution as well as of the borrower. Certain of the secured loans or loan participations may be governed by the law of a jurisdiction other than the United States which may present additional risks as regards the characterization under such laws of such participation in the event of the insolvency of the selling institution or the borrower.

The Fund may originate loans directly. Loan origination results in risks in addition to the acquisition of a loan and may accordingly subject the Fund to lender liability claims and additional regulation and taxation.

●	Counterparty and Settlement Risks. Counterparty and settlement risk is the risk that the counterparty to a securities transaction (e.g., the issuer, seller, or buyer of a bond, derivative or other security), is, or is perceived as being, unable or unwilling to make timely interest, principal or settlement payments, or to otherwise honor its obligations. Transactions entered into directly between two counterparties (e.g., over-the-counter transactions, repurchase agreements, securities lending transactions, many derivatives contracts, and similar non-exchange traded securities) and transactions on foreign exchanges with few or no requirements for counterparties and intermediaries generally do not benefit from such protections and expose the parties to greater risk of counterparty default. Any such default by a trading counterparty could result in losses to the Fund due to the delay of settlement of a transaction or receipt of payments, loss of market gains or, in certain circumstances, loss of a portion or the full amount of the notional value of the transaction. If the creditworthiness of a counterparty to a transaction declines, the Fund may not receive payments owed under the terms of the transaction in full or in a timely manner, and the value of the applicable transaction can be expected to decline, either of which would result in losses. While counterparty and settlement risks apply to all securities transactions, the risks are lessened in U.S. exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Nevertheless, these transactions and any other securities transactions that are cleared through an intermediary (e.g., a clearing broker or futures commission merchant) are subject to credit and liquidity risks of the intermediary. To the extent that the Fund, as buyer or seller of a security or debt instrument prepays for or pre-delivers a security or instrument, its counterparty risk is increased.

●	Credit Default Swap Agreements Risks. The buyer of a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract in return for one or more contingent payments upon the occurrence of a credit event with respect to one or more underlying reference obligations. Generally, a credit event means, (i) with respect to corporate reference obligations, bankruptcy, failure to pay and, in certain cases, restructuring, (ii) with respect to municipal or sovereign reference obligations, failure to pay, restructuring and, in certain cases, moratorium, and (iii) with respect to asset-backed security reference obligations, principal writedowns and interest shortfalls. If a credit event occurs under a swap referencing a corporate, sovereign or municipal reference obligation, the buyer typically receives the notional amount of the reference obligation subject to an obligation to physically deliver the notional amount of the reference obligation (or other permitted security) to the seller, which reference obligation (or other permitted security) may not be readily available to the buyer, in which case the buyer may forfeit its credit event payment. However, in many cases, the parties to the swap will agree to an industry-wide cash-settlement auction process. Following a credit event and the physical delivery or cash settlement thereof, a swap referencing a corporate, sovereign or municipal reference obligation will terminate. If a credit event occurs under a swap referencing an asset backed security reference obligation, the buyer typically receives a payment calculated by reference to the principal writedowns and interest shortfalls under a notional amount of the reference obligation. In certain cases, the buyer may be required to make a payment calculated by reference to a write-up or recovery under a notional amount of the reference obligation, which may relate to a credit event that occurred prior to the time that the buyer entered into the swap. Swaps referencing asset-backed security reference obligations do not terminate following a credit event thereunder. Entering into a credit default swap may require an upfront payment be made by the buyer or seller thereunder. Credit default swaps may be cleared or uncleared and the Fund may be either the buyer or seller of a cleared or uncleared credit default swap. If the Fund is a buyer and no credit event occurs, the Fund will have made payments under the swap and received nothing. The selling of credit default swaps involves additional risks to those posed by investing in the reference obligation directly, including the credit risk of the counterparty (or the credit risk of the relevant futures commission merchants and clearinghouses, in the case of cleared swaps). The Fund is exposed to the risk of a counterparty’s default (in the case of an uncleared transaction) or futures commission merchant’s or clearinghouse’s default (in the case of a cleared transaction). In addition to general market risks, credit default swaps are subject to liquidity risk, and may be more or less liquid than the underlying reference obligations.

●	Credit Derivatives Risks. Credit derivatives are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counterparty default. As a result, the Fund’s use of derivatives could result in losses, which could be significant.

Credit derivatives used by the Fund may include one or more debtors. Payments under credit derivatives may be made during the exercise period of the contracts. Payments under many credit derivatives are triggered by credit events such as bankruptcy, default, restructuring, failure to pay, cross default or acceleration, etc. Such payments may be for notional amounts, actual losses or amounts determined by a formula.

The Fund may use derivatives for hedging or speculative purposes, and certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

The market for credit derivatives is somewhat illiquid and there are considerable risks that it may be difficult to either buy or sell the contracts as needed or at reasonable prices. Sellers of credit derivatives carry the inherent price, spread and default risks of the debt instruments covered by the derivative instruments. Buyers of credit derivatives carry the risk of non-performance by the seller due to inability to pay. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the derivative and whether such payment will offset the loss or payment due under another instrument. In the past, buyers and sellers of credit derivatives have found that a trigger event in one contract may not match the trigger event in another contract, exposing the buyer or the seller to further risk. Credit derivatives may be cleared or uncleared. The Fund is exposed to the risk of a counterparty default (in the case of an uncleared transaction) or futures commission merchant’s or clearinghouse’s default (in the case of a cleared transaction).

●	Currency Risks. The Fund’s investments that are denominated in a foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

●	Distressed Investments and Non-Performing Loans Risks. The Fund may invest in debt and equity securities, accounts and notes payable, loans, private claims and other financial instruments and obligations of troubled obligors that may result in significant returns to the Fund, but which involve a substantial degree of risk. The Fund may lose its entire investment in a troubled obligor, may be required to accept cash or securities with a value less than the Fund’s investment and may be prohibited from exercising certain rights with respect to such investment. Troubled obligor investments may not show any returns for a considerable period of time. Funding a plan of reorganization involves additional risks, including risks associated with equity ownership in the reorganized entity. Troubled obligor investments may be adversely affected by state and federal laws relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the Bankruptcy Court’s discretionary power to disallow, subordinate or disenfranchise particular claims. Investments in securities and private claims of troubled obligors made in connection with an attempt to influence a restructuring proposal or plan of reorganization in a bankruptcy case may also involve substantial litigation.

The Fund may have significant investments in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved either will be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the security, or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled obligors in which the Fund may invest, there is a potential risk of loss by the Fund of its entire investment in such companies.

●	Extension Risks. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Fixed-Income Instruments Risks. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate instruments to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid carry the risk that the issuer will not be able to meet its obligations and that the subordinated investments may lose value. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by its cash flow.

●	Floating or Variable Rate Securities Risks. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

●	Highly Volatile Markets Risks. The prices of financial instruments in which the Fund may invest can be highly volatile. Price movements of forward and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade and of the clearinghouses on which the positions are carried.

●	High Yield Securities Risks. The Fund may invest in “high yield” bonds and preferred securities (commonly referred to as “junk bonds”) that are rated in the lower rating categories by the various credit rating agencies (or in comparable non-rated securities), which may include securities rated as low as “D” or unrated securities of comparable quality. Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments. Because investors generally perceive that there are greater risks associated with lower-rated securities, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower- rated securities. Debt rated “D” is in default or is expected to default upon maturity of payment date. Such investments are inherently speculative and involve major risk exposure to adverse conditions.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

●	Private Placement Securities Risk. A private placement is a direct offering of securities that is exempt from registration under the Securities Act of 1933, generally made to a single or limited number of sophisticated investors (such as mutual funds, insurance companies, pension funds and accredited individual investors). Issuance is typically made by direct negotiation between an issuer and the investor(s), but may also be made with the assistance of a placement agent. Private placement debt securities may: (i) bear fixed or floating rates of interest; (ii) permit the issuer to increase the size of the issue at some future date; (iii) permit the issuer to extend or shorten the repayment date; (iv) be secured or unsecured; (v) or offer additional terms which are generally more flexible than those offered in the public market. Private placement debt securities are subject to all of the risks applicable to debt securities generally, as well as the risks described for applicable specific asset classes. In addition, because private placement securities are generally illiquid, purchases of such securities are subject to the risks of illiquid securities described below.

●	Illiquid Securities Risks. The Fund may invest in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet Shareholder repurchase requests, and the Fund may be forced to sell securities at inopportune prices to meet repurchase requests or to satisfy margin calls.

Certain fixed-income instruments are not readily marketable and may be subject to restrictions on resale. Fixed-income instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for some fixed-income instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain fixed-income securities.

●	Market Risk. Investments in securities and other investments in general are subject to market risks that may cause their prices to fluctuate over time. Investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic, political and market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of the Fund’s securities (which may be material on a daily, weekly, monthly or other basis) will cause the NAV of the Fund to fluctuate. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action, environmental events, trade disputes, terrorism, epidemics, pandemics or other public health issues. For example, the coronavirus disease (COVID-19) that emerged in 2020 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

●	Minority Investments and Joint Ventures Risk. The Fund may make minority equity investments in entities in which the Fund does not control the business or affairs of such entities. In addition, the Fund intends to co-invest with other parties through partnerships, joint ventures or other entities. The Adviser expects that in some cases the Fund will have control over, or significant influence on, the decision making of joint ventures. However, in other cases, in particular with respect to certain terms, amendments and waivers related to the underlying loans, the joint venture partner may have controlling or blocking rights (including because certain decisions require unanimous approval of the joint venture partners) or a tie vote among joint venture partners may be resolved by an appointed third party. Where a joint venture partner or third party has controlling or blocking rights or decision-making power with respect to a joint venture matter, there can be no assurance that the matter will be resolved in the manner desired by the Fund. In addition, these types of voting arrangements may slow the decision-making process and hinder the joint venture’s ability to act quickly.

Cooperation among joint venture partners or co-investors on existing and future business decisions will be an important factor for the sound operation and financial success of any joint venture or other business in which the Fund is involved. In particular, a joint venture partner or co-investor may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to limit or otherwise protect the value of one or more of the Fund’s investments. Disputes among joint venture partners or co-investors over obligations, expenses or other matters could have an adverse effect on the financial conditions or results of operations of the relevant businesses. In addition, the Fund may in certain circumstances be liable for actions of its joint venture partners. In certain cases, conflicts of interest may arise between the Fund and a joint venture partner, for example, because the joint venture partner has invested in a different level of the issuer’s capital structure or because the joint venture partner has different investment goals or timelines. There can be no assurance that a joint venture partner with divergent interests from the Fund will cause the joint venture to be managed in a manner that is favorable to the Fund.

●	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. A non-diversified fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. Consequently, the securities of a particular issuer or a small number of issuers may constitute a significant portion of the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

●	Non-Listed Closed-end Interval Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares at the NAV of the applicable class of Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

In addition, because the Fund’s investment objective and non-fundamental policies (including its policy to invest under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments) may be changed by a vote of the Board without the approval of Shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

●	Non-U.S. Investments Risks. Investing in instruments of non-U.S. governments and companies, and non-U.S. properties and loans, including non-performing loans, which may be denominated in currencies other than the U.S. dollar and may be governed by laws of a foreign jurisdiction, and utilization of foreign currency forward contracts and options on foreign currencies, involve certain considerations comprising both risks and opportunities not typically associated with investing in securities of United States issuers. These considerations include changes in exchange rates and exchange control regulations, political and social instability, expropriation, imposition of non-U.S. taxes (including non-U.S. withholding taxes and transfer and stamp taxes), less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, greater price volatility, and reliance on non-U.S. servicers and service providers.

The Fund may directly or indirectly hold loans from obligors located in non-U.S. jurisdiction. It may be more difficult and costly for the Fund to enforce the terms of loans against foreign obligors than obligors of loans in U.S. jurisdictions. Adverse economic conditions in such jurisdictions, as well as foreign exchange rate fluctuations may affect the ability and incentive of foreign obligors to make timely payments of principal and interest on their loans. Collection on purchased loans may also be affected by economic and political conditions in the country or region in which the obligor is located. Rights and remedies available to enforce loan obligations and any security interest relating thereto will depend on the relevant country’s laws, including insolvency laws and laws specifying the priority of payments to creditors, all of which laws may be significantly different from U.S. law. Accordingly, the actual rates of delinquencies, defaults and losses on non-U.S. loans could be higher than those experienced with loans to obligors located in the United States.

Investing in emerging markets can impose greater risk than investing in developed foreign markets. Governments of developing and emerging market countries may be more unstable as compared to those of more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and, consequently, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Fund.

●	Options Risks. The purchase or sale of an option involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

●	Portfolio Turnover Risks. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage and other transactional expenses that are borne by the Fund.

●	Prepayment Risks. When interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may only be able to reinvest the amount of the prepayment at a less favorable rate.

●	Proprietary Models Risks. The Adviser carries out its investment process and risk control procedures, in part, by applying various trading models (including proprietary models) developed by it. These models are used to evaluate prospective investments, as well as to monitor and value existing holdings. The accuracy and effectiveness of these models cannot be guaranteed.

●	Rating Agencies Risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●	Repurchase Offers Risks. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

●	Residential Mortgage Lending Market Risks. The residential mortgage market has been an attractive environment for finding value in securities, loans and other instruments. There can be no assurance that the Adviser will continue to be able to find value in such market.

Delinquencies, defaults and foreclosures on residential mortgage loans may affect the performance of collateralized debt obligations, asset backed securities and other securities, in particular residential mortgage securities that are backed by mortgage loans. Mortgage loans are generally made to borrowers with lower credit scores and are generally made with higher loan-to-value ratios than mortgage loans made to more creditworthy home buyers. Accordingly, mortgage loans backing residential mortgage securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. A portion of CDO and asset backed securities’ collateral may consist of residential mortgage securities. A deterioration in the assets collateralizing the CDO, asset backed or other securities held by the Fund would negatively affect the cash flows of the collateral securities, and consequently the performance or market value of the Fund. Therefore, the Fund will be sensitive to the same economic factors that affect residential mortgage securities. Further, a portion of the collateral securities may consist of securities which include or have significant exposure to residential mortgage securities which were originated or are serviced (or both) by mortgage companies which are currently in bankruptcy proceedings or which are experiencing financial difficulties or regulatory enforcement actions which have restricted the ability of the lender or its affiliates to originate mortgage loans and may affect its ability to service or subservice mortgage loans.

●	Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security. Reverse repurchase agreements also may be viewed as borrowings made by the Fund and are a form of leverage which also may increase the volatility of the Fund.

●	RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Additionally, some of the CLOs in which the Fund invests may be considered passive foreign investment companies, or under certain circumstances, controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, the Fund Shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

●	Risks of Not Being Treated as a “Publicly Offered Regulated Investment Company”. The Fund will be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) if either (i) shares of the Fund’s common stock and preferred stock (if any) collectively are held by at least 500 persons at all times during a taxable year, (ii) shares of the Fund’s common stock are treated as regularly traded on an established securities market or (iii) shares of the Fund’s common stock are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended (the “Securities Act”)). The Fund cannot assure you that it will be treated as a publicly offered regulated investment company for all years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. stockholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. stockholder’s allocable share of the management fees and certain of the Fund’s other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. stockholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. stockholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. stockholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. stockholder’s miscellaneous itemized deductions exceeds 2% of such U.S. stockholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under Section 68 of the Code.

●	Risks Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing in stock or other securities. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year an amount at least equal to 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and determined without regard to any deduction for dividends paid) and its net tax-exempt income (if any), to its Shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions to re-qualify as a RIC.

●	Sector Risks. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●	Security Selection Risk. The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could under perform other funds with similar investment objectives.

●	Trading Curbs Risks. Certain exchanges or markets may impose trading restrictions, also referred to as circuit breakers, which limit or stop trading in certain instruments when certain thresholds have been crossed. When a trading restriction is imposed, the Fund may be unable to enter into or close out desired positions or effectively hedge its existing portfolio, including when the Fund trades paired positions in different markets and a trading restriction impacts only one leg of the paired position.

●	Uncertain Tax Treatment Risks. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

●	Unrated Securities Risks. The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.

●	Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares.

●	U.S. Government Securities Risks. The Fund may invest, directly or indirectly, in U.S. Government Obligations. “U.S. Government Obligations” include securities, which are issued or guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”), by various agencies of the U.S. government, and by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. U.S. Government Obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Fund’s shares. Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or GSEs, including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

●	Valuation Risk. The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange. Accordingly, there is a risk that the determination of the fair value of a security or instrument will not approximate the price at which the Fund could sell the security or instrument at the time of the fair valuation.

Other Risks Relating to the Fund

●	Cybersecurity Risks. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its respective affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer material losses relating to cyber attacks or other information security breaches in the future. The Fund’s and its respective affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers. This could result in financial losses to the Fund and its Shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process Shareholder transactions or otherwise transact business with Shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in an attempt to prevent any cyber incidents in the future. The Fund has established risk management systems and business continuity plans designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cybersecurity systems of issuers or third-party service providers. The Fund and its Shareholders could be negatively impacted as a result.

●	General Market Risk. The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. Other general market risks include: (i) the market may not recognize what the Adviser believes to be the true value or growth potential of the securities held by the Fund; (ii) the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying securities to decline; (iii) the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its securities due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock; (iv) the potential for price fluctuations in the securities of a medium capitalization company may be greater than that of a large capitalization company; (v) the Adviser’s judgment as to the growth potential or value of a security may prove to be wrong; and (vi) a decline in investor demand for the securities held by the Fund also may adversely affect the value of the securities.

●	Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those Shareholders may purchase or request repurchase of a large amount of shares of the Fund. To satisfy such large Shareholder repurchase requests, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large Shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

●	Other Investment Companies Risks. To the extent the Fund invests in other investment companies that invest in fixed-income securities, risks associated with investments in other investment companies will include fixed-income securities risks. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s Shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The 1940 Act and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds. One such risk is the risk that the market price of an ETF’s shares may be above or below its NAV. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. Additionally, in stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Either of these can result in differences between the market price of the ETF’s shares and the underlying value of those shares. Furthermore, if securities underlying an ETF are traded outside of a collateralized settlement system, there are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those authorized participants exit the business or are unable to process creation and/or redemption orders and no other authorized participant is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. This could in turn lead to difference between the market price of the ETF’s shares and the Fund’s NAV.

Other risks of ETFs that do not apply to traditional mutual funds include the risk that: (i) an active trading market for an ETF’s shares may not develop or be maintained; (ii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (iv) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading. In addition, purchases and redemptions of creation units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause an ETF to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the ETF might not have incurred if it had made redemption in-kind. These costs could be imposed on the ETF, and thus decrease the ETF’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

●	Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its Shareholders.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit incorporated in the State of Delaware and therefore generally will not be personally liable for the Fund’s debts or obligations.

Share Classes

The Fund is offering an unlimited number of two classes of common shares of beneficial interest of the Fund on a continuous basis. The Fund began offering its common shares on December 28, 2018. As of October 23, 2023 the Fund simultaneously redesignated its outstanding and issued common shares of beneficial interest as Institutional Shares and created its Class A Shares, which commenced operations November 1, 2023.

The Fund has received exemptive relief from the SEC to, among other things, issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees as applicable. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, if applicable, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Fees and Expenses.” The Fund may offer additional classes of shares in the future. Until the Fund registers a new share class, the Fund will only offer the Institutional Shares and Class A Shares.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be made to the holders of the Fund’s Institutional Shares and Class A Shares at the same time and in different per Share amounts on such Institutional Shares and Class A Shares if, as and when authorized and declared by the Board. Except as otherwise provided by the Trustees, Shares will have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Fund, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

Outstanding Securities

The following table sets forth information about the Fund’s outstanding Shares as of February 1, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding Exclusive of Amount Held by the Fund for its Own Account
Institutional Shares	Unlimited	None	8,427,796.62
Class A Shares	Unlimited	None	518.74

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Fund has entered into the Investment Advisory Agreement with Axonic. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be no less than two and no more than 10, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) (i) with or without cause, by at least two-thirds (66 2/3%) of the remaining Trustees; or (ii) with or without cause, at any meeting of Shareholders, by at least two-thirds (66 2/3%) of the outstanding shares of the Trust.

Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Amendment of Declaration of Trust and By-Laws

Subject to the provisions of the 1940 Act, and except as specifically provided in Article VIII, Section 5 of the Declaration of Trust, the Board may amend, restate or otherwise supplement the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and By-Laws, the Board has the exclusive power to restate, amend, supplement or repeal the By-Laws or adopt new By-Laws at any time solely by a majority vote of the Trustees (and not by a vote of the Shareholders).

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Outstanding Securities [Table Text Block]

The following table sets forth information about the Fund’s outstanding Shares as of February 1, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding Exclusive of Amount Held by the Fund for its Own Account
Institutional Shares	Unlimited	None	8,427,796.62
Class A Shares	Unlimited	None	518.74

Commercial Mortgage-Backed Securities Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Commercial Mortgage-Backed Securities Risks. The Fund may invest in tranches of CMBS transactions, ranging from the most senior tranches to the most subordinated tranches, any of which may be unrated. The collateral underlying CMBS generally consists of mortgage loans secured by income-producing property or other CMBS. Performance of a commercial mortgage loan and the market value of a commercial property both depend primarily on the net income generated by the underlying mortgaged property. As a result, income generation will affect both the likelihood of default and the severity of losses with respect to a commercial mortgage loan. Successful management and operation of the related business (including property management decisions, such as pricing, maintenance and capital improvements) will have a significant impact on the performance of commercial mortgage loans. Issues such as tenant mix, success of tenant business, property location and condition, competition, increases in interest rates, real estate taxes and other operational expenses, general or local economic conditions and/or specific industry segments, declines in real estate values, declines in rental or occupancy rates and civil disturbances, changes in governmental rules, regulations and fiscal policies, acts of God, social unrest and insurance coverage are among the factors that may impact both performance and market value. The value of commercial real estate is also subject to limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosures and rights of redemption. Higher CMBS delinquency rates resulting from the economic impacts of unforeseen events on CMBS, could also adversely affect the Fund’s investments.

Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity, and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying CMBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral except in the case of borrowers acting fraudulently or otherwise illegally. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the CMBS are likely to be adversely affected to some degree depending upon the seniority of the notes within a securitization’s capital structure.

The ultimate extent of the loss, if any, to the subordinated classes of CMBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related CMBS. Revenues from the assets underlying such CMBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court-appointed receiver to control collateral cash flow.

Concentration in Certain Mortgage-Related Assets Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Concentration in Certain Mortgage-Related Assets Risks. The risks of concentrating in mortgage-related assets, including RMBS (agency and non-agency), CMBS, CLOs, and other mortgage-backed securities include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.
REIT Risks
General Description of Registrant [Abstract]
Risk [Text Block]	REIT Risks. Investments in REITs and in securities of other companies principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry generally. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. In addition, due to recent changes in tax laws, certain tax benefits of REITs may not be passed through to Fund shareholders. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Asset-Backed Securities Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Asset-Backed Securities Risks. Asset-backed securities are subject to credit risk, interest rate risk and, to a lesser degree, prepayment risk. Asset-backed securities may also be subject to additional risks in that, unlike some mortgage-backed securities, asset-backed securities do not have the benefit of a security interest in the related collateral. Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Asset-backed securities typically experience credit risk. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities because of the inability to perfect a security interest in such collateral.
Residential Mortgage-Backed Securities Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Residential Mortgage-Backed Securities Risks. In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. Mortgage-backed securities may be issued by governments or their agencies and instrumentalities, such as, in the United States, Ginnie Mae, Fannie Mae and Freddie Mac. They may also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. In addition, mortgage-backed securities may be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement.

The rate of prepayments on underlying mortgages affects the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity beyond what was anticipated. Further, different types of mortgage-backed securities are subject to varying degrees of prepayment risk. Finally, the risks of investing in such instruments reflect the risks of investing in real estate securing the underlying loans, including the effect of local and other economic conditions, the ability of tenants to make payments, and the ability to attract and retain tenants.

Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools may be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund may invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Aircraft and Aviation Industry Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Aircraft and Aviation Industry Risk. The Fund may invest in securities collateralized or otherwise backed by assets in the aviation industry, including commercial aircraft and loans and leases thereof (“Aviation Assets”). Certain events (“Aviation Impact Events”) may have a direct and indirect impact on the value of the Fund’s Aviation Assets, including: (i) economic declines and recessions; (ii) geopolitical conflict; (iii) the price of petroleum; (iv) the availability of more attractively priced and/or more efficient aircraft; (v) price discounting by manufacturers of new aircraft; (vi) obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards); (vii) the negative effects (including the related press coverage and negative public perception) of aircraft incidents, aerial catastrophes, aircraft disasters and other aviation accidents involving highly publicized commercial airlines and aviation manufacturers, whether as a result of mechanical, electrical, airframe or human failure; and (viii) the occurrence or threat of pandemic, terrorism. Each of the foregoing Aviation Impact Events can have a material effect on aircraft values, especially in the short term, but the effect may also be long-term or permanent. Most of these Aviation Impact Events either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms. Changes in the economic and public health situation, which can result in widespread travel restrictions and reduced travel demand at times, may have adverse effects on the value and liquidity of aircraft securitizations. To the extent an investment is collateralized or otherwise backed by assets in the aviation industry that are located outside the United States, such investment will be subject to the risks associated with non-U.S. investments, including risks of exposure to government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets.

With respect to risks related to particular aircraft and securities related to the same, values and income may be adversely affected by: (i) manufacturers merging or exiting the industry or ceasing to produce the aircraft; (ii) the particular operating and maintenance experience of the aircraft; (iii) the number of operators ordering or using the aircraft; (iv) whether and the extent to which the aircraft is subject to lease; (v) regulatory and legal requirements applicable to the aircraft’s operation, maintenance, sale or lease including, without limitation, airworthiness directives; (vi) market positioning and use of the aircraft; and (vii) other developments related to specific sales, leases or maintenance arrangements for the aircraft.

With respect to risks associated with the commercial aviation industry generally, economic declines and recessions, geopolitical conflict, the price of petroleum, the availability of more attractively priced and/or more efficient aircraft, price discounting by manufacturers of new aircraft, obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards), declines in travel (whether as a result of government restrictions or changes in consumer preferences), and the occurrence or threat of pandemic, terrorism or war can have a material effect on aircraft values, especially in the short term, but the effect may be long-term or permanent.

The realization of any of the foregoing risks with respect to aircraft or the airline industry generally will adversely affect the ability or perceived ability of obligors to make payments on aircraft-related debt securities, any of which will cause declines in the value of the securities and the receipt of payments therefrom.

Structured Investments Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Structured Investments Risks. The Fund may invest in entities organized and operated for the purpose of restructuring the investment characteristics of other debt securities, which may include CDOs, CLOs and CMOs. These investments will typically consist of equity or subordinated debt securities issued by a private investment fund that invests, on a leveraged basis, in debt instruments, including primarily senior loans and high-yield bonds and mortgage-backed securities and asset-backed securities, directly or through total rate of return swaps or other credit derivatives. The cash flow on the underlying instruments may be apportioned among the newly issued security to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to such securities is dependent on the extent of the cash flow on the underlying instruments. Because the Fund will not own these assets directly, they will not benefit from rights that holders of the assets have, including indemnification and voting rights.

Exposure to structured finance securities entails various risks: credit risks, liquidity risks, prepayment risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.

Structured finance securities are also subject to the risk that the servicer fails to perform. Structured finance securities are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such structured finance securities, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the structured finance instrument) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such structured finance securities.

Most structured investments are issued in multiple tranches that offer investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed or asset-backed instrument has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund may invest in subordinated/equity tranches, which are typically unrated and may be highly leveraged, which magnifies the risk of loss on such investments. As a result, investment in subordinated/equity tranches of structured investments may expose the Fund to a greater risk of loss.

The Fund may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed instruments and interest-only mortgage-backed or asset-backed instruments. The Fund expects that investments in the lowest tranche of or subordinate mortgage-backed and other asset-backed instruments will be subject to the greatest risks of losing part or all of their values, which could arise from delinquencies and foreclosures, thereby exposing the Fund’s investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.

With respect to risk retention tranches (i.e., eligible residual interests initially held by the sponsors of CMBS and other eligible securitizations pursuant to rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, as amended (the “U.S. Risk Retention Rules”)), a third-party purchaser, such as the Fund, must hold its retained interest, unhedged, for at least five year following the closing of the CMBS transaction, after which it is entitled to transfer its interest in the securitization to another person that meets the requirements for a third-party purchaser. Even after the required holding period has expired, due to the generally illiquid nature of such investments, no assurance can be given as to what, if any, exit strategies will ultimately be available for any given position.

In addition, there is limited guidance on the application of the U.S. Risk Retention Rules to specific securitization structures. There can be no assurance that the applicable federal agencies charged with the implementation of the U.S. Risk Retention Rules (the FDIC, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban

Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the U.S. Risk Retention Rules will not change.

Furthermore, in situations where the Fund invests in risk retention tranches of securitizations structured by third parties, the Fund may be required to execute one or more letters or other agreements, the exact form and nature of which will vary (each, a “Risk Retention Agreement”) under which it will make certain undertakings designed to ensure such securitization complies with the U.S. Risk Retention Rules. Such Risk Retention Agreements may include a variety of representations, warranties, covenants and other indemnities, each of which may run to various transaction parties. If the Fund breaches any undertakings in any Risk Retention Agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach.

Some of the loans underlying the CDOs, CLOs and other types of structured securities in which the Fund may invest may be “covenant-lite” loans, which contain fewer or less restrictive constraints on the borrower than certain other types of loans. In a covenant-lite loan, the covenants that require the borrower to maintain certain financial ratios are eliminated altogether, and lenders are left to rely only on covenants that restrict a company from incurring or actively engaging in certain action. A covenant that only restricts a company from incurring new debt cannot be violated simply by a deteriorating financial condition. Instead, the company must take affirmative action in order to breach it. The impact of such covenant-lite loans may be to delay a lender’s ability to take control over troubled deals, which could impose a greater risk of loss on such investments as compared to investments that provide exposure to loans with additional or more conventional covenants.

Direct Lending/Origination Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Direct Lending/Origination Risk. The Fund may invest in loans or privately placed debt securities, either of which may be directly or indirectly originated by the Fund or purchased from originators. To the extent that the Fund is the sole lender or investor in privately offered debt, the Fund will hold a promissory note or the equivalent and will be responsible for the expense of servicing the accompanying debt, including, without limitation, determining and/or monitoring the security for the debt and, if necessary, taking legal action to foreclose on the secured position. In such a case, the Fund is at risk for impairment of the security for the loan or debt security, expenses of foreclosure, and the potential failure of foreclosure to cover any unpaid principal or interest on the applicable debt. The Fund’s exposure to a direct loan, whether originated or purchased by the Fund, may exceed the exposure the Fund would have had had it purchased one or more similar investments in the secondary market with a third party issuer and servicer. Similarly, risks of such loans or debt securities are generally greater that similar syndicated or publicly offered debt, since responsibility and expense of collection and foreclosure, if necessary, falls on the holder. In addition to the foregoing, the availability of opportunities for the origination or acquisition of private debt securities, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions, and the illiquidity and inefficiency of private lending and private debt securities markets may also negatively impact the value of these kinds of investments. Finally, competition for originations of and investments in loans and private debt securities may lead to the price of such assets increasing, or make it more difficult to identify or successfully implement desirable investment opportunities. For more information, see “Commercial and Residential Mortgages and Loans Risks” below.
Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Interest Rate Risk. In the decade leading up to 2022, the U.S. experienced historically low interest rates. Since 2022, however, interest rates have risen steadily as central banks such as the Federal Reserve have been increasing interest rates as part of their efforts to address rising inflation. There is a risk that prolonged increased interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, some fixed income securities may experience increased volatility and may lose value, which could adversely impact the Fund’s net asset value. Rising interest rates could also impair the ability of borrowers to service interest payment obligations and make principal loan repayments, which could adversely impact the Fund’s net investment income and its distributions to Shareholders.

Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed in-come securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. The Fund may attempt to minimize the exposure of the portfolios to interest rate changes through the use of interest rate swaps, interest rate futures and/or interest rate options. However, there can be no guarantee that such hedges will be implemented and, if implemented, will be successful in mitigating the impact of interest rate changes on the portfolios.

Interest rate increases may result in periods of volatility and cause the value of the fixed income securities held by the Fund to decrease, which may result in substantial withdrawals from the Fund that, in turn, force the Fund to liquidate such investments at disadvantageous prices negatively impacting the performance of the Fund. In addition, if the Fund borrows money to finance shareholder redemptions, interest on that borrowing will negatively affect remaining shareholders by increasing Fund expenses and reducing any net investment income.

Inflation Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.
Borrowing Risks and Leverage Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Borrowing Risks and Leverage Risks. Certain transactions, including, for example, forward commitment purchases, inverse floaters, loans of portfolio securities, repurchase agreements (or reverse repurchase agreements), and the use of some derivatives, can result in leverage. In addition, the Fund may create leverage by borrowing money. Leverage generally has the effect of increasing the amounts of loss or gain the Fund may realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the Fund. There is a risk of loss in excess of invested capital. The use of leverage may also require the Fund to liquidate its other holdings at disadvantageous times and prices in order to satisfy repayment, interest payment or margin obligations or to meet asset segregation or coverage requirements. Money borrowed will be subject to interest and other costs (including commitment fees and/or the cost of maintaining minimum average balances). Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. The Fund may borrow money through a credit facility or other arrangements for investment purposes, to satisfy Shareholder repurchase requests, and to provide the Fund with liquidity. The amount the Fund may borrow is limited by the provisions of Section 18 of the 1940 Act, which requires a fund to have net asset coverage of 300% of the amount of its indebtedness, including amounts borrowed. As a result, the value of the Fund’s total indebtedness may not exceed one-third of the value of the Fund’s total assets, including the value of the any assets purchased using the proceeds of the indebtedness. However, subsequent drops in asset values may magnify losses or totally eliminate the Fund’s equity in a leveraged investment.
Commercial and Residential Mortgages and Loans Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Commercial and Residential Mortgages and Loans Risks. Investing in loans, including commercial and residential mortgage loans, involves the general risks typically associated with investing in traditional fixed-income securities (including interest rate and credit risk) and certain additional risks and special considerations (including the risk of principal prepayment and with respect to commercial and residential mortgage loans, the risks of investing in real estate. Any of these risks may be realized with respect to an individual mortgage or loan, or can be realized across local, regional, national or worldwide markets, any of which would adversely affect the performance and market value of applicable mortgages or loans. In unfavorable market conditions, delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand may reduce liquidity in the secondary market, which adversely affects market values while potentially compounding or extending adverse market conditions. In cases where mortgages or loans cease performing, the holder may lose money in a restructuring or sale of the applicable instrument, or experience losses due to foreclosure. With respect to foreclosure, the Fund’s losses could derive from value lost in a sale or because the Fund becomes the owner of all or a portion of collateral, in which case Fund would bear the costs and liabilities of owning, holding or disposing of the applicable property.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.

The Fund may also experience difficulty disposing of loans, which do not trade in a liquid market and typically can only be sold to a limited universe of institutional investors. The absence of a liquid market for these instruments could adversely impact their value and may inhibit the Fund’s ability to dispose of them at times when it would be desirable to do so, including in response to particular economic events, such as a deterioration in the creditworthiness of the borrower. Because they do not trade in a liquid market residential loans may also be difficult for the Fund to value.

Investing in loans may subject the Fund to greater levels of credit risk, call risk, settlement risk and liquidity risk than other types of fixed income instruments. Transactions involving loans may also involve greater costs than transactions involving more actively traded securities. In addition, a number of factors, including restrictions on transfers, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may make it more difficult for the Fund to acquire, dispose of or accurately price such instruments compared with other types of investments. As a result, the Fund may not be able to realize the full value for loans and there may be extended delays in the Fund’s receipt of proceeds from the sale of a loan, which could adversely impact the Fund’s performance. Because transactions in many loans are subject to extended trade settlement periods, proceeds from the sale of a loan may not be immediately available to the Fund. As a result, proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s share repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. The Fund may invest in loans directly or indirectly, including through one or more wholly-owned subsidiaries.

The Fund may, directly or indirectly, purchase U.S. residential mortgages that do not satisfy the U.S. Consumer Financial Protection Bureau’s (“CFPB”) definition for a “qualified mortgage” (or similar definitions of other regulators) as well as qualified mortgages and secured or unsecured consumer loans. Purchasers of non-qualified mortgages may be subject to borrower defenses and claims (whether or not the purchaser was at fault) that may not be available to qualified mortgage borrowers. In addition, purchasers and originators of residential mortgage loans or consumer loans may be subject to enforcement and other actions by the CFPB or other regulators, class action lawsuits by mortgagors or borrowers and actions by governmental authorities. The Fund may directly or indirectly purchase residential or commercial mortgage loans and consumer or commercial loans from various originators and, in certain cases, may engage and rely on third party due diligence firms to determine whether these loans are originated to acceptable standards. Such third-party due diligence firms generally will be exculpated from liability (except for their own fraud) and the Fund may not discover any failures by such firms until many years following the acquisition of such loans. The Fund may have lender liability under these loans, even if it did not act as the originator, and borrowers may have defenses to payment, including that the loans violate applicable usury law or that the Fund does not have the proper licenses to originate, acquire or hold the loans. Usury and other violations of applicable law (which may be criminal law) may allow borrowers to recover amounts paid and additional amounts as a penalty, may void the enforceability of the loan, and may subject the Fund to adverse regulatory actions, penalties and punitive damages. While the Fund may have a claim against the relevant originator for a breach of a representation or warranty made or guaranteed by the Fund for which the Fund has liability, such claim may not be economically viable. The Fund may be required to obtain licenses or qualify in those jurisdictions in which the borrowers under these loans or in which the properties secured by the loans are located, and the failure to obtain and maintain those licenses and qualifications may limit the ability of the Fund to continue to hold these loans or exercise remedies in respect thereof as well as subjecting the Fund to sanctions and/or monetary penalties from relevant regulatory authorities. Certain states may require, or may in the future require, purchasers or holders of certain loans, including residential mortgage loans and unsecured consumer loans, to be licensed or registered in order to purchase, hold or foreclose such loans, or, in certain states, to collect a rate of interest above a specified rate. To the extent required or determined to be necessary or advisable by the Fund, the Fund will take appropriate steps intended to address any applicable state licensing requirements, which may include acquiring and holding such loans through structures designed to preempt state licensing laws, in order to pursue its objectives and strategies.

Despite the Fund’s efforts to manage credit risk related to the residential mortgage loans the Fund acquires, there are many aspects of credit risk that the Fund cannot control. The Fund’s due diligence process may not be effective at preventing or limiting compliance violations or borrower delinquencies and defaults, and the loan servicing companies that service the mortgage loans may not comply with applicable servicing regulations or investor requirements. Prior to acquiring loans, the Fund will perform due diligence and the Fund will rely on resources and data available to it from the seller, which may be limited. The Fund’s due diligence efforts may not detect matters that could lead to losses. If the Fund’s due diligence processes are not adequate, and the Fund fails to detect certain loan defects or compliance issues related to origination, the Fund may incur losses. The Fund could also incur losses if a counterparty that sold the Fund a loan is unwilling or unable (e.g., due to its financial condition) to repurchase that loan or asset or pay damages to the Fund if the Fund determines subsequent to purchase that one or more of the representations or warranties made to the Fund in connection with the sale was inaccurate. There may be less readily available information about loans and their underlying borrowers than is the case for other types of investments and issuers. In addition, because loans may not be considered “securities,” investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

The mortgage loans that the Fund purchases may be concentrated in a specific state or states. Weak economic conditions in these locations or any other location (which may or may not affect real property values), may affect the ability of borrowers to repay their mortgage loans on time. Properties in certain jurisdictions may be more susceptible than homes located in other parts of the country to certain types of uninsurable hazards, such as earthquakes, floods, hurricanes, wildfires and other natural disasters. Declines in the residential real estate market of a particular jurisdiction may reduce the values of properties located in that jurisdiction, which would result in an increase in the loan-to-value ratios. Any increase in the market value of properties located in a particular jurisdiction would reduce the loan-to-value ratios of the mortgage loans and could, therefore, make alternative sources of financing available to the borrowers at lower interest rates, which could result in an increased rate of prepayment of the mortgage loans.

Conflicts of Interest Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; allocate a limited investment opportunity among more than one client for whom the investment may be suitable; and acquire material non-public information or otherwise be restricted from trading in certain potential investments.
Subsidiary Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Subsidiary Risk. The Fund may invest either directly or indirectly through Subsidiaries. By investing through one or more Subsidiaries, if any, the Fund is exposed to the risks associated with the Subsidiaries’ investments (which risks are generally the same as the investment risks described in this prospectus applicable to the Fund). Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. However, the Fund will wholly own any Subsidiary and the Board will have oversight responsibility for the investment activities of the Fund, including the Fund’s investments in any Subsidiary, and the Fund’s role as the sole shareholder of any Subsidiary. The assets of any Subsidiaries and the assets of the Fund, taken as a whole, will be subject to the same investment restrictions and limitations. As a result, investments held through a Subsidiary will be taken into account in determining compliance with the investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, affiliated transactions, and the timing and method of the valuation of any Subsidiary’s portfolio investments. Changes in the laws of the United States and/or any jurisdiction in which a Subsidiary is formed, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.
Corporate and Other Debt Obligations Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Corporate and Other Debt Obligations Risks. The Fund may invest its assets in debt obligations, which include interests in loans to entities or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans that are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in financial instruments secured or backed by whole commercial, consumer and other loans and lease contracts. These loans may bear fixed or floating rates. Syndicated loans have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”). Borrowers may include corporations, partnerships, trusts and sovereigns (including Indian tribes) and their affiliates. Obligations of sovereigns and their affiliates may be difficult or impossible to enforce.

In certain cases, the rights and obligations acquired by the Fund through the purchase of an assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan in which it has purchased a Participation, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In addition, in connection with purchasing Participations, the Fund generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the Participations. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

Investments in Participations and Assignments involves additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Participations may also have the risk that the counterparty to the Participation defaults or becomes insolvent.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, in which case it would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

A syndicated loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Fund may have difficulty disposing of Assignments or Participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for the Fund to assign a value to Assignments or Participations when valuing the Fund’s securities and calculating its net asset value.

The loans acquired by the Fund may be unsecured or undersecured. In addition, in the event of the insolvency of the selling institution, under the U.S. laws, the Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, a secured loan. Consequently, the Fund may be subject to the credit risk of the selling institution as well as of the borrower. Certain of the secured loans or loan participations may be governed by the law of a jurisdiction other than the United States which may present additional risks as regards the characterization under such laws of such participation in the event of the insolvency of the selling institution or the borrower.

The Fund may originate loans directly. Loan origination results in risks in addition to the acquisition of a loan and may accordingly subject the Fund to lender liability claims and additional regulation and taxation.

Counterparty and Settlement Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Counterparty and Settlement Risks. Counterparty and settlement risk is the risk that the counterparty to a securities transaction (e.g., the issuer, seller, or buyer of a bond, derivative or other security), is, or is perceived as being, unable or unwilling to make timely interest, principal or settlement payments, or to otherwise honor its obligations. Transactions entered into directly between two counterparties (e.g., over-the-counter transactions, repurchase agreements, securities lending transactions, many derivatives contracts, and similar non-exchange traded securities) and transactions on foreign exchanges with few or no requirements for counterparties and intermediaries generally do not benefit from such protections and expose the parties to greater risk of counterparty default. Any such default by a trading counterparty could result in losses to the Fund due to the delay of settlement of a transaction or receipt of payments, loss of market gains or, in certain circumstances, loss of a portion or the full amount of the notional value of the transaction. If the creditworthiness of a counterparty to a transaction declines, the Fund may not receive payments owed under the terms of the transaction in full or in a timely manner, and the value of the applicable transaction can be expected to decline, either of which would result in losses. While counterparty and settlement risks apply to all securities transactions, the risks are lessened in U.S. exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Nevertheless, these transactions and any other securities transactions that are cleared through an intermediary (e.g., a clearing broker or futures commission merchant) are subject to credit and liquidity risks of the intermediary. To the extent that the Fund, as buyer or seller of a security or debt instrument prepays for or pre-delivers a security or instrument, its counterparty risk is increased.
Credit Default Swap Agreements Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Default Swap Agreements Risks. The buyer of a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract in return for one or more contingent payments upon the occurrence of a credit event with respect to one or more underlying reference obligations. Generally, a credit event means, (i) with respect to corporate reference obligations, bankruptcy, failure to pay and, in certain cases, restructuring, (ii) with respect to municipal or sovereign reference obligations, failure to pay, restructuring and, in certain cases, moratorium, and (iii) with respect to asset-backed security reference obligations, principal writedowns and interest shortfalls. If a credit event occurs under a swap referencing a corporate, sovereign or municipal reference obligation, the buyer typically receives the notional amount of the reference obligation subject to an obligation to physically deliver the notional amount of the reference obligation (or other permitted security) to the seller, which reference obligation (or other permitted security) may not be readily available to the buyer, in which case the buyer may forfeit its credit event payment. However, in many cases, the parties to the swap will agree to an industry-wide cash-settlement auction process. Following a credit event and the physical delivery or cash settlement thereof, a swap referencing a corporate, sovereign or municipal reference obligation will terminate. If a credit event occurs under a swap referencing an asset backed security reference obligation, the buyer typically receives a payment calculated by reference to the principal writedowns and interest shortfalls under a notional amount of the reference obligation. In certain cases, the buyer may be required to make a payment calculated by reference to a write-up or recovery under a notional amount of the reference obligation, which may relate to a credit event that occurred prior to the time that the buyer entered into the swap. Swaps referencing asset-backed security reference obligations do not terminate following a credit event thereunder. Entering into a credit default swap may require an upfront payment be made by the buyer or seller thereunder. Credit default swaps may be cleared or uncleared and the Fund may be either the buyer or seller of a cleared or uncleared credit default swap. If the Fund is a buyer and no credit event occurs, the Fund will have made payments under the swap and received nothing. The selling of credit default swaps involves additional risks to those posed by investing in the reference obligation directly, including the credit risk of the counterparty (or the credit risk of the relevant futures commission merchants and clearinghouses, in the case of cleared swaps). The Fund is exposed to the risk of a counterparty’s default (in the case of an uncleared transaction) or futures commission merchant’s or clearinghouse’s default (in the case of a cleared transaction). In addition to general market risks, credit default swaps are subject to liquidity risk, and may be more or less liquid than the underlying reference obligations.
Credit Derivatives Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Derivatives Risks. Credit derivatives are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counterparty default. As a result, the Fund’s use of derivatives could result in losses, which could be significant.

Credit derivatives used by the Fund may include one or more debtors. Payments under credit derivatives may be made during the exercise period of the contracts. Payments under many credit derivatives are triggered by credit events such as bankruptcy, default, restructuring, failure to pay, cross default or acceleration, etc. Such payments may be for notional amounts, actual losses or amounts determined by a formula.

The Fund may use derivatives for hedging or speculative purposes, and certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

The market for credit derivatives is somewhat illiquid and there are considerable risks that it may be difficult to either buy or sell the contracts as needed or at reasonable prices. Sellers of credit derivatives carry the inherent price, spread and default risks of the debt instruments covered by the derivative instruments. Buyers of credit derivatives carry the risk of non-performance by the seller due to inability to pay. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the derivative and whether such payment will offset the loss or payment due under another instrument. In the past, buyers and sellers of credit derivatives have found that a trigger event in one contract may not match the trigger event in another contract, exposing the buyer or the seller to further risk. Credit derivatives may be cleared or uncleared. The Fund is exposed to the risk of a counterparty default (in the case of an uncleared transaction) or futures commission merchant’s or clearinghouse’s default (in the case of a cleared transaction).

Currency Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Currency Risks. The Fund’s investments that are denominated in a foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.
Distressed Investments and Non-Performing Loans Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Distressed Investments and Non-Performing Loans Risks. The Fund may invest in debt and equity securities, accounts and notes payable, loans, private claims and other financial instruments and obligations of troubled obligors that may result in significant returns to the Fund, but which involve a substantial degree of risk. The Fund may lose its entire investment in a troubled obligor, may be required to accept cash or securities with a value less than the Fund’s investment and may be prohibited from exercising certain rights with respect to such investment. Troubled obligor investments may not show any returns for a considerable period of time. Funding a plan of reorganization involves additional risks, including risks associated with equity ownership in the reorganized entity. Troubled obligor investments may be adversely affected by state and federal laws relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the Bankruptcy Court’s discretionary power to disallow, subordinate or disenfranchise particular claims. Investments in securities and private claims of troubled obligors made in connection with an attempt to influence a restructuring proposal or plan of reorganization in a bankruptcy case may also involve substantial litigation.

The Fund may have significant investments in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved either will be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the security, or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled obligors in which the Fund may invest, there is a potential risk of loss by the Fund of its entire investment in such companies.

Extension Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Extension Risks. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Fixed-Income Instruments Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Fixed-Income Instruments Risks. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate instruments to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid carry the risk that the issuer will not be able to meet its obligations and that the subordinated investments may lose value. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by its cash flow.

Floating or Variable Rate Securities Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Floating or Variable Rate Securities Risks. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.
Highly Volatile Markets Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Highly Volatile Markets Risks. The prices of financial instruments in which the Fund may invest can be highly volatile. Price movements of forward and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade and of the clearinghouses on which the positions are carried.
High Yield Securities Risks
General Description of Registrant [Abstract]
Risk [Text Block]	High Yield Securities Risks. The Fund may invest in “high yield” bonds and preferred securities (commonly referred to as “junk bonds”) that are rated in the lower rating categories by the various credit rating agencies (or in comparable non-rated securities), which may include securities rated as low as “D” or unrated securities of comparable quality. Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments. Because investors generally perceive that there are greater risks associated with lower-rated securities, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower- rated securities. Debt rated “D” is in default or is expected to default upon maturity of payment date. Such investments are inherently speculative and involve major risk exposure to adverse conditions.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

Private Placement Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Private Placement Securities Risk. A private placement is a direct offering of securities that is exempt from registration under the Securities Act of 1933, generally made to a single or limited number of sophisticated investors (such as mutual funds, insurance companies, pension funds and accredited individual investors). Issuance is typically made by direct negotiation between an issuer and the investor(s), but may also be made with the assistance of a placement agent. Private placement debt securities may: (i) bear fixed or floating rates of interest; (ii) permit the issuer to increase the size of the issue at some future date; (iii) permit the issuer to extend or shorten the repayment date; (iv) be secured or unsecured; (v) or offer additional terms which are generally more flexible than those offered in the public market. Private placement debt securities are subject to all of the risks applicable to debt securities generally, as well as the risks described for applicable specific asset classes. In addition, because private placement securities are generally illiquid, purchases of such securities are subject to the risks of illiquid securities described below.
Illiquid Securities Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Illiquid Securities Risks. The Fund may invest in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet Shareholder repurchase requests, and the Fund may be forced to sell securities at inopportune prices to meet repurchase requests or to satisfy margin calls.

Certain fixed-income instruments are not readily marketable and may be subject to restrictions on resale. Fixed-income instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for some fixed-income instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain fixed-income securities.

Market Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Market Risk. Investments in securities and other investments in general are subject to market risks that may cause their prices to fluctuate over time. Investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic, political and market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of the Fund’s securities (which may be material on a daily, weekly, monthly or other basis) will cause the NAV of the Fund to fluctuate. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action, environmental events, trade disputes, terrorism, epidemics, pandemics or other public health issues. For example, the coronavirus disease (COVID-19) that emerged in 2020 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.
Minority Investments and Joint Ventures Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Minority Investments and Joint Ventures Risk. The Fund may make minority equity investments in entities in which the Fund does not control the business or affairs of such entities. In addition, the Fund intends to co-invest with other parties through partnerships, joint ventures or other entities. The Adviser expects that in some cases the Fund will have control over, or significant influence on, the decision making of joint ventures. However, in other cases, in particular with respect to certain terms, amendments and waivers related to the underlying loans, the joint venture partner may have controlling or blocking rights (including because certain decisions require unanimous approval of the joint venture partners) or a tie vote among joint venture partners may be resolved by an appointed third party. Where a joint venture partner or third party has controlling or blocking rights or decision-making power with respect to a joint venture matter, there can be no assurance that the matter will be resolved in the manner desired by the Fund. In addition, these types of voting arrangements may slow the decision-making process and hinder the joint venture’s ability to act quickly.

Cooperation among joint venture partners or co-investors on existing and future business decisions will be an important factor for the sound operation and financial success of any joint venture or other business in which the Fund is involved. In particular, a joint venture partner or co-investor may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to limit or otherwise protect the value of one or more of the Fund’s investments. Disputes among joint venture partners or co-investors over obligations, expenses or other matters could have an adverse effect on the financial conditions or results of operations of the relevant businesses. In addition, the Fund may in certain circumstances be liable for actions of its joint venture partners. In certain cases, conflicts of interest may arise between the Fund and a joint venture partner, for example, because the joint venture partner has invested in a different level of the issuer’s capital structure or because the joint venture partner has different investment goals or timelines. There can be no assurance that a joint venture partner with divergent interests from the Fund will cause the joint venture to be managed in a manner that is favorable to the Fund.

Non-Diversification Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. A non-diversified fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. Consequently, the securities of a particular issuer or a small number of issuers may constitute a significant portion of the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s Shares to greater price volatility than that experienced by more diversified investment companies.
Non-Listed Closed-end Interval Fund; Liquidity Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Non-Listed Closed-end Interval Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares at the NAV of the applicable class of Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

In addition, because the Fund’s investment objective and non-fundamental policies (including its policy to invest under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments) may be changed by a vote of the Board without the approval of Shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

Non-U.S. Investments Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Non-U.S. Investments Risks. Investing in instruments of non-U.S. governments and companies, and non-U.S. properties and loans, including non-performing loans, which may be denominated in currencies other than the U.S. dollar and may be governed by laws of a foreign jurisdiction, and utilization of foreign currency forward contracts and options on foreign currencies, involve certain considerations comprising both risks and opportunities not typically associated with investing in securities of United States issuers. These considerations include changes in exchange rates and exchange control regulations, political and social instability, expropriation, imposition of non-U.S. taxes (including non-U.S. withholding taxes and transfer and stamp taxes), less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, greater price volatility, and reliance on non-U.S. servicers and service providers.

The Fund may directly or indirectly hold loans from obligors located in non-U.S. jurisdiction. It may be more difficult and costly for the Fund to enforce the terms of loans against foreign obligors than obligors of loans in U.S. jurisdictions. Adverse economic conditions in such jurisdictions, as well as foreign exchange rate fluctuations may affect the ability and incentive of foreign obligors to make timely payments of principal and interest on their loans. Collection on purchased loans may also be affected by economic and political conditions in the country or region in which the obligor is located. Rights and remedies available to enforce loan obligations and any security interest relating thereto will depend on the relevant country’s laws, including insolvency laws and laws specifying the priority of payments to creditors, all of which laws may be significantly different from U.S. law. Accordingly, the actual rates of delinquencies, defaults and losses on non-U.S. loans could be higher than those experienced with loans to obligors located in the United States.

Investing in emerging markets can impose greater risk than investing in developed foreign markets. Governments of developing and emerging market countries may be more unstable as compared to those of more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and, consequently, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Fund.

Options Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Options Risks. The purchase or sale of an option involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.
Portfolio Turnover Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Portfolio Turnover Risks. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage and other transactional expenses that are borne by the Fund.
Prepayment Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Prepayment Risks. When interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may only be able to reinvest the amount of the prepayment at a less favorable rate.
Proprietary Models Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Proprietary Models Risks. The Adviser carries out its investment process and risk control procedures, in part, by applying various trading models (including proprietary models) developed by it. These models are used to evaluate prospective investments, as well as to monitor and value existing holdings. The accuracy and effectiveness of these models cannot be guaranteed.
Rating Agencies Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Rating Agencies Risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Repurchase Offers Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Repurchase Offers Risks. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”
Residential Mortgage Lending Market Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Residential Mortgage Lending Market Risks. The residential mortgage market has been an attractive environment for finding value in securities, loans and other instruments. There can be no assurance that the Adviser will continue to be able to find value in such market.

Delinquencies, defaults and foreclosures on residential mortgage loans may affect the performance of collateralized debt obligations, asset backed securities and other securities, in particular residential mortgage securities that are backed by mortgage loans. Mortgage loans are generally made to borrowers with lower credit scores and are generally made with higher loan-to-value ratios than mortgage loans made to more creditworthy home buyers. Accordingly, mortgage loans backing residential mortgage securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. A portion of CDO and asset backed securities’ collateral may consist of residential mortgage securities. A deterioration in the assets collateralizing the CDO, asset backed or other securities held by the Fund would negatively affect the cash flows of the collateral securities, and consequently the performance or market value of the Fund. Therefore, the Fund will be sensitive to the same economic factors that affect residential mortgage securities. Further, a portion of the collateral securities may consist of securities which include or have significant exposure to residential mortgage securities which were originated or are serviced (or both) by mortgage companies which are currently in bankruptcy proceedings or which are experiencing financial difficulties or regulatory enforcement actions which have restricted the ability of the lender or its affiliates to originate mortgage loans and may affect its ability to service or subservice mortgage loans.

Reverse Repurchase Agreement Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security. Reverse repurchase agreements also may be viewed as borrowings made by the Fund and are a form of leverage which also may increase the volatility of the Fund.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income
General Description of Registrant [Abstract]
Risk [Text Block]	RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Additionally, some of the CLOs in which the Fund invests may be considered passive foreign investment companies, or under certain circumstances, controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, the Fund Shareholders may receive larger capital gain distributions than they would in the absence of such transactions.
Risks of Not Being Treated as a “Publicly Offered Regulated Investment Company
General Description of Registrant [Abstract]
Risk [Text Block]	Risks of Not Being Treated as a “Publicly Offered Regulated Investment Company”. The Fund will be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) if either (i) shares of the Fund’s common stock and preferred stock (if any) collectively are held by at least 500 persons at all times during a taxable year, (ii) shares of the Fund’s common stock are treated as regularly traded on an established securities market or (iii) shares of the Fund’s common stock are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended (the “Securities Act”)). The Fund cannot assure you that it will be treated as a publicly offered regulated investment company for all years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. stockholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. stockholder’s allocable share of the management fees and certain of the Fund’s other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. stockholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. stockholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. stockholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. stockholder’s miscellaneous itemized deductions exceeds 2% of such U.S. stockholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under Section 68 of the Code.
Risks Relating to the Fund’s RIC Status
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing in stock or other securities. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year an amount at least equal to 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and determined without regard to any deduction for dividends paid) and its net tax-exempt income (if any), to its Shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions to re-qualify as a RIC.
Sector Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Sector Risks. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Security Selection Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Security Selection Risk. The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could under perform other funds with similar investment objectives.
Trading Curbs Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Trading Curbs Risks. Certain exchanges or markets may impose trading restrictions, also referred to as circuit breakers, which limit or stop trading in certain instruments when certain thresholds have been crossed. When a trading restriction is imposed, the Fund may be unable to enter into or close out desired positions or effectively hedge its existing portfolio, including when the Fund trades paired positions in different markets and a trading restriction impacts only one leg of the paired position.
Uncertain Tax Treatment Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Uncertain Tax Treatment Risks. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.
Unrated Securities Risks.
General Description of Registrant [Abstract]
Risk [Text Block]	Unrated Securities Risks. The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
Money Market Fund Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares.
U.S. Government Securities Risks
General Description of Registrant [Abstract]
Risk [Text Block]	U.S. Government Securities Risks. The Fund may invest, directly or indirectly, in U.S. Government Obligations. “U.S. Government Obligations” include securities, which are issued or guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”), by various agencies of the U.S. government, and by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. U.S. Government Obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Fund’s shares. Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or GSEs, including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Valuation Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Valuation Risk. The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange. Accordingly, there is a risk that the determination of the fair value of a security or instrument will not approximate the price at which the Fund could sell the security or instrument at the time of the fair valuation.
Cybersecurity Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Cybersecurity Risks. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its respective affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer material losses relating to cyber attacks or other information security breaches in the future. The Fund’s and its respective affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers. This could result in financial losses to the Fund and its Shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process Shareholder transactions or otherwise transact business with Shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in an attempt to prevent any cyber incidents in the future. The Fund has established risk management systems and business continuity plans designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cybersecurity systems of issuers or third-party service providers. The Fund and its Shareholders could be negatively impacted as a result.
General Market Risk
General Description of Registrant [Abstract]
Risk [Text Block]	General Market Risk. The NAV of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. Other general market risks include: (i) the market may not recognize what the Adviser believes to be the true value or growth potential of the securities held by the Fund; (ii) the earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying securities to decline; (iii) the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its securities due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock; (iv) the potential for price fluctuations in the securities of a medium capitalization company may be greater than that of a large capitalization company; (v) the Adviser’s judgment as to the growth potential or value of a security may prove to be wrong; and (vi) a decline in investor demand for the securities held by the Fund also may adversely affect the value of the securities.
Large Shareholder Transactions Risk
General Description of Registrant [Abstract]
Risk [Text Block]	Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those Shareholders may purchase or request repurchase of a large amount of shares of the Fund. To satisfy such large Shareholder repurchase requests, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large Shareholder activity could also generate increased transaction costs and cause adverse tax consequences.
Other Investment Companies Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Other Investment Companies Risks. To the extent the Fund invests in other investment companies that invest in fixed-income securities, risks associated with investments in other investment companies will include fixed-income securities risks. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s Shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The 1940 Act and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds. One such risk is the risk that the market price of an ETF’s shares may be above or below its NAV. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. Additionally, in stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Either of these can result in differences between the market price of the ETF’s shares and the underlying value of those shares. Furthermore, if securities underlying an ETF are traded outside of a collateralized settlement system, there are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those authorized participants exit the business or are unable to process creation and/or redemption orders and no other authorized participant is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. This could in turn lead to difference between the market price of the ETF’s shares and the Fund’s NAV.

Other risks of ETFs that do not apply to traditional mutual funds include the risk that: (i) an active trading market for an ETF’s shares may not develop or be maintained; (ii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (iv) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading. In addition, purchases and redemptions of creation units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause an ETF to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the ETF might not have incurred if it had made redemption in-kind. These costs could be imposed on the ETF, and thus decrease the ETF’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Regulatory and Legal Risks
General Description of Registrant [Abstract]
Risk [Text Block]	Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its Shareholders.
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Contact Personnel Name	Clayton DeGiacinto
Institutional Shares
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.07%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.31%	[2]
Other Annual Expenses [Percent]	1.20%	[3]
Net Expense over Assets [Percent]	2.83%
Expense Example, Year 01	$ 286
Expense Example, Years 1 to 3	814
Expense Example, Years 1 to 5	1,367
Expense Example, Years 1 to 10	$ 2,875
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	8,427,796.62
Class A Shares
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.50%	[4]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.75%	[5]
Acquired Fund Fees and Expenses [Percent]	0.07%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.31%	[2]
Other Annual Expenses [Percent]	1.20%	[3]
Net Expense over Assets [Percent]	3.58%
Expense Example, Year 01	$ 752
Expense Example, Years 1 to 3	1,259
Expense Example, Years 1 to 5	1,939
Expense Example, Years 1 to 10	$ 3,744
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	518.74

[1]	Institutional Shares are not subject to front-end sales charges. The table assumes the maximum sales load is charged. While neither the Fund nor the Fund’s distributor impose an initial sales charge on Institutional Shares, if you buy Institutional Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[2]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2025. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[3]	Other expenses are estimated for the current fiscal year based on actual expenses from the fiscal year ended October 31, 2023.
[4]	A contingent deferred sales charge (“CDSC”) of 1.50% may be assessed on Class A Shares purchased without a sales charge if they are repurchased before the first day of the month of the eighteen-month anniversary in which the purchase falls.
[5]	Class A Shares are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) that will accrue at an annual rate equal to 0.75%. 0.25% of the fee is a shareholder service fee and the remaining portion is a distribution fee. See “Plan of Distribution.”